DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 30, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Operating bank accounts			$ 153,563
Cash operating bank account		$ 136,798	153,563				$ 200,884
Working capital		4,308,376	2,114,252
Maximum borrowing capacity of related party promissory note				$ 468,821
Outstanding amount			39,068				0
Aggregate principal amount			$ 1,500,000		$ 1,500,000
Share price			$ 0.04
Percentage of transactional fee paid			50.00%
Amount of convertible promissory note			$ 1,500,000		1,500,000
Convertible promissory note outstanding		1,341,000	$ 1,341,000				0
Percentage of amount deposited in trust account			50.00%
Extension Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note				468,821
Outstanding amount		156,274	$ 39,068
2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note	$ 544,000
Outstanding amount		544,000	544,000
Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Income taxes payable		54,972
Due to the Sponsor for certain reimbursable expenses			27,854
Sponsor | 2022 Promissory Note III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount		415,222	0
Borrowed aggregate principal amount				1,000,000
Sponsor | Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note				468,821
Outstanding amount			544,000				544,000
Borrowed aggregate principal amount				468,821	$ 1,500,000
Sponsor | Promissory Note - Related Party | 2021 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note	544,000
Outstanding amount		544,000	544,000
Due to the Sponsor for certain reimbursable expenses	$ 544,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount		400,000	400,000				$ 0
Borrowed aggregate principal amount						$ 400,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding amount		$ 415,222	$ 0
Borrowed aggregate principal amount				$ 1,000,000